Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
	December 31, 2021
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	847,047,295	729,255,924	117,791,371	-
Total	847,047,295	729,255,924	117,791,371	-

	December 31, 2020
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Asset management products	20,028,205	-	20,028,205	-
Wealth management products	398,108,568	397,107,417	1,001,151	-
Total	418,136,773	397,107,417	21,029,356	-

Schedule of assets measured at fair value on a non-recurring basis
	December 31, 2021
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Loans(1)	368,997,898	-	368,997,898	-
Loans held-for-sale(2)	24,696,075	-	24,696,075	-
Equity securities(3)	24,010,000	-	24,010,000	-
Total	417,703,973	-	417,703,973	-

	December 31, 2020
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Loans(1)	656,490,484	-	656,490,484	-
Loans held-for-sale(2)	76,013,067	-	76,013,067	-
Equity securities(3)	34,010,000	-	34,010,000	-
Total	766,513,551	-	766,513,551	-